Offerings	Sep. 11, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	18,666,667
Proposed Maximum Offering Price per Unit	16.00
Maximum Aggregate Offering Price	$ 298,666,672.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,245.87
Offering Note	(a) Maximum Aggregate Offering Price estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (Securities Act). (b) Includes the aggregate offering price of additional shares that the underwriters have the option to purchase or additional shares that may be issued if the number of shares included in this offering is increased.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	6,250,000
Proposed Maximum Offering Price per Unit	16.00
Maximum Aggregate Offering Price	$ 100,000,000.00
Amount of Registration Fee	$ 13,810.00
Offering Note	(a) The Registrant previously paid a registration fee of $13,810.00 in connection with the initial filing of the Registration Statement on Form S-1 on August 28, 2026. The fee was estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act. This Maximum Aggregate Offering Price was originally estimated pursuant to Rule 457(o) under the Securities Act and is now converted to Rule 457(a) under the Securities Act. (b) See note 1(b) above.